Fixed Assets and Assets Held for Sale (Details Narrative) $ in Thousands	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 15, 2023 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Total consideration	$ 1,135,573	$ 455,791
Advances paid	74,654
Advances for vessels under construction	54,000			$ 174,400
Sale price agreed in Memorandum of Agreement	259,400
Impairment charge	$ 0	7,956
Umbrella Agreement [Member]
Property, Plant and Equipment [Line Items]
Advances for vessels under construction				$ 174,400
Percentage of aggregate acquisition price				10.00%
Vessels under credit facilities provided as collateral [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	5
Vessels Net	$ 1,012,393
Vessels Under Sale and Lease Back Agreements Ownership Held By the Relevant Lender [Member]
Property, Plant and Equipment [Line Items]
Vessels Net	$ 2,172,997
Number of vessels under of sales and lease back aggreements	10
Unencumbered vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels Net	$ 174,381
Number of unencumbered vessels	5
LNG/C Axios II, LNG/C Apostolos, LNG/C Aktoras LNG/C Assos [member] | Umbrella Agreement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions	$ 1,150,782
Addition on the vessels acquisition cost	53,218
Total consideration	1,204,000
Vessels' Improvements [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized	247	$ 16,665
M/V Akadimos [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	0
M/V Seattle Express [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	0
M/V Fos Express [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	0
M/V Athenian [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	0
M/V Athos [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	0
M/V Aristomenis [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	0
Gas Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances paid	74,654
New Building Vessels [Member]
Property, Plant and Equipment [Line Items]
Total consideration	101,100
Gas vessels and new building vessels [member]
Property, Plant and Equipment [Line Items]
Initial expenses	$ 8,655
M/V Long Beach Express [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement			$ 13,050
Impairment charge			$ 340
Disposal date			February 26, 2024